Interest expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Debt interest expense	$ (210.9)	$ (194.7)	$ (157.4)
Amortization of deferred finance charges	(13.4)	(11.5)	(10.3)
Amortization of debt discount	(6.8)	(6.8)	(1.0)
Amortization of debt premium	2.7	1.3	0.0
Loss on debt extinguishment	0.0	0.0	(19.4)
Gain on debt extinguishment	0.0	0.0	10.9
Total	$ (228.4)	$ (211.7)	$ (177.2)